Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document - Document and Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Trading Symbol	PAGS
Entity Registrant Name	PAGSEGURO DIGITAL LTD.
Entity Central Index Key	0001712807